Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: September 12, 2023

Payment Date	9/15/2023
Collection Period Start	8/1/2023
Collection Period End	8/31/2023
Interest Period Start	8/15/2023
Interest Period End	9/14/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$434,170,387.31	$24,919,631.96	$409,250,755.35	0.877844	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$580,253,387.31	$24,919,631.96	$555,333,755.35

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$583,644,597.30	$558,724,965.34	0.411892
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$583,644,597.30	$558,724,965.34
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$434,170,387.31	0.77000%	30/360	$278,592.67
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$580,253,387.31			$419,666.42

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$583,644,597.30	$558,724,965.34
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$583,644,597.30	$558,724,965.34
Number of Receivables Outstanding	45,490	44,584
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	39	38

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,900,538.01
Principal Collections	$24,859,836.79
Liquidation Proceeds	$91,652.42
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,852,027.22
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,852,027.22

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$486,370.50	$486,370.50	$—	$—	$26,365,656.72
Interest - Class A-1 Notes	$—	$—	$—	$—	$26,365,656.72
Interest - Class A-2 Notes	$—	$—	$—	$—	$26,365,656.72
Interest - Class A-3 Notes	$278,592.67	$278,592.67	$—	$—	$26,087,064.05
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$25,995,726.05
First Allocation of Principal	$—	$—	$—	$—	$25,995,726.05
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$25,981,143.67
Second Allocation of Principal	$—	$—	$—	$—	$25,981,143.67
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$25,964,979.90
Third Allocation of Principal	$7,964,421.97	$7,964,421.97	$—	$—	$18,000,557.93
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,981,568.33
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,417,568.33
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,417,568.33
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,026,358.34
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,026,358.34
Remaining Funds to Certificates	$1,026,358.34	$1,026,358.34	$—	$—	$—
Total	$26,852,027.22	$26,852,027.22	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$583,644,597.30	$558,724,965.34
Note Balance	$580,253,387.31	$555,333,755.35
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	10	$59,795.17
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	51	$91,652.42
Monthly Net Losses (Liquidation Proceeds)			$(31,857.25)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.08%
Current Collection Period			(0.07)%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$1,527,835.28
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.27%	97	$1,486,725.87
60-89 Days Delinquent	0.15%	49	$847,012.24
90-119 Days Delinquent	0.03%	11	$184,991.45
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.45%	157	$2,518,729.56

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$33,058.78
Total Repossessed Inventory		6	$88,568.93

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		60	$1,032,003.69
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.11%
Current Collection Period			0.18%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.32	0.06%	16	0.04%